Financing receivables, net - Movement of the allowance for credit losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financing receivables, net
Balance at beginning of the year	¥ 23,391	¥ 23,331	¥ 2,657
Release due to disposal of subsidiaries			(3,673)
Additions/(Reversal)	2,187	(554)	22,382
(Charge-offs)/reversal of charge-offs	(1,183)	614	1,965
Balance at end of the year	¥ 24,395	¥ 23,391	¥ 23,331